Other non-current assets (Details of other non-current assets) (Detail) - CNY (¥)		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017
Other non-current assets [abstract]
Finance lease receivables	[1]	¥ 10,811,603,000	¥ 617,187,000
VAT recoverable		3,282,075,000	2,741,604,000
Prepayments for pre-construction cost		987,469,000	937,161,000
Intangible assets	[2]	698,541,000	697,884,000
Profit compensation from Huaneng Group	[3]	440,551,000	244,533,000
Prepaid territorial water use right	[4]	370,307,000	374,743,000
Prepayments for capacity quota		303,399,000	303,399,000
Prepaid connection fees		113,587,000	120,486,000
Others		2,328,527,000	1,659,848,000
Total		19,336,059,000	7,696,845,000	[5]
Impairment provided for the intangible assets		0
Financial assets at fair value through profit or loss, contingent consideration from Huaneng Group		991,000,000	860,000,000
Compensation recorded in other receivables and assets		550,832,000	¥ 615,013,000
Profit compensation related to current year recorded in "other receivables and assets"		¥ 551,000,000
Contractual period of amortization, prepaid territorial water use right		50 years

[1]	Ruyi Pakistan Energy entered into a power purchase agreement with CPPA-G to sell all of the electricity produced with regulated tariff mechanism approved by National Electric Power Regulatory Authority. In accordance with the power purchase agreement and tariff mechanism, almost all the risks and rewards in relation to the power assets were in substance transferred to CPPA-G and therefore were accounted for as a finance lease to CPPA-G.
[2]	The intangible assets primarily consist of software, patented technologies and etc. In 2018, there is no impairment provided for the intangible assets (2017: RMB Nil).
[3]	The Company acquired several subsidiaries including Shandong Power from Huaneng Group which was completed on 1 January 2017. According to the profit compensation agreement associated with the acquisition, Huaneng Group should compensate the Company in cash based on the shortfall of accumulated actual net profit compared with the accumulated forecast net profit of certain subsidiaries of Shandong Power during the compensation period from year 2017 to 2019. As at 31 December 2018, the fair value of above mentioned contingent consideration from Huaneng Group amounted to RMB991 million was recognised (31 December 2017: RMB860 million), which was recorded in other receivables and assets of RMB551 million, and other non-current assets of RMB440 million, respectively. The profit compensation related to year 2018 of RMB551 million was recorded in "other receivables and assets".
[4]	The prepaid territorial water use right are amortized over the contractual period of 50 years.
[5]	The Company and its subsidiaries have initially applied IFRS 15 and IFRS 9 at 1 January 2018. Under the transition methods chosen, comparative information is not restated. See Note 2(b).